Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Banking Activities [Abstract]
Contractually specified servicing fees	$ 3,778	$ 4,037	$ 4,285
Late charges	180	198	203
Ancillary fees	229	288	319
Unreimbursed direct servicing costs	(819)	(625)	(694)
Net servicing fees	3,368	3,898	4,113
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions	565	214	(2,122)
Changes due to collection/realization of expected cash flows over time	(2,160)	(2,084)	(1,909)
Total changes in fair value of MSRs carried at fair value	(1,595)	(1,870)	(4,031)
Amortization	(269)	(258)	(254)
Net derivative gains from economic hedges	261	671	3,509
Total servicing income, net	1,765	2,441	3,337
Net gains on mortgage loan origination/sales activities	4,331	4,060	3,044
Total mortgage banking noninterest income	6,096	6,501	6,381
Market-related valuation changes to MSRs, net of hedge results	$ 826	$ 885	$ 1,387